Depreciation and Amortization (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cost of goods sold	$ 6,564	40,728	41,771	41,918
Selling expenses	5	28	33	59
Administrative expenses	1,119	6,945	6,357	6,732
Depreciation	$ 7,688	47,701	48,161	48,709